OTHER ASSETS - Other Current Assets (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Prepayments	€ 61	€ 65
VAT receivables	34	44
Miscellaneous receivables	109	132
Assets held for sale	20	18
Total other current assets	€ 224	€ 259